GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Balance as of January 1, 2014	$ 27,520
Changes during the period	118,880
Balance as of June 30, 2014	$ 146,400